Impairment Charges	12 Months Ended
Dec. 31, 2012
Impairment Charges [Abstract]
Impairment Charges

Note 13. Impairment Charges

The following table summarizes impairment charges recognized on our consolidated and unconsolidated real estate investments for all periods presented (in thousands):

	Years Ended December 31,
	2012	2011	2010
Net investments in properties (a)	$5,538	$7,515	$2,835
Net investments in direct financing leases	303	2,317	6,759
Total impairment charges included in expenses	5,841	9,832	9,594
Equity investments in real estate (b)	6,879	3,833	1,046
Total impairment charges included in income from continuing operations	12,720	13,665	10,640
Impairment charges included in discontinued operations	10,217	13,831	214
Total impairment charges	$22,937	$27,496	$10,854

__________

  Includes impairment charges recognized on intangible assets related to net investments in properties during the year ended December 31, 2012 (Note 9).
  Other-than-temporary impairment charges on our equity investments in real estate are included in Income from equity investments in real estate within the consolidated financial statements.

Significant impairment charges, and their related triggering events, recognized during the years ended December 31, 2012, 2011, and 2010 were as follows:

Real Estate

For further details about our Net investments in properties, refer to Note 5.

2012 — During 2012, we recognized impairment charges totaling $5.5 million on several properties in order to reduce their carrying values to their estimated fair values due to a tenant liquidation and declines in market conditions. At December 31, 2012, these properties were classified as Net investment in properties in the consolidated financial statements.

2011 — During 2011, we recognized an impairment charge of $7.5 million on a property in order to reduce the carrying value of the property to its estimated fair value due to the tenant vacating the property. At December 31, 2012, this property was classified as Net investment in properties in the consolidated financial statements.

2010 — During 2010, we recognized impairment charges of $9.6 million, inclusive of amounts attributable to noncontrolling interests of $2.5 million, on several properties in order to reduce their carrying values to their estimated fair values based on a potential sale of a property, which was ultimately not consummated, or in connection with other-than-temporary declines in the estimated fair values of the properties' residual values. At December 31, 2012, the buildings were classified as Net investments in direct financing leases and the land was classified as Net investments in properties in the consolidated financial statements.

Direct Financing Leases

For further details about our Net investments in direct financing leases, refer to Note 6.

2012 — During 2012, we recognized impairment charges totaling $0.3 million, inclusive of amounts attributable to noncontrolling interests of less than $0.1 million, on several properties accounted for as Net investments in direct financing leases in connection with other-than-temporary declines in the estimated fair value of the properties' residual values.

2011 — During 2011, we recognized impairment charges totaling $2.3 million, inclusive of amounts attributable to noncontrolling interests of $0.1 million, on several properties accounted for as Net investments in direct financing leases in connection with other-than-temporary declines in the estimated fair value of the properties' residual values.

Equity Investments in Real Estate

For further details about our Equity investments in real estate, refer to Note 7.

2012 — During 2012, we recognized other-than-temporary impairment charges totaling $6.9 million on two jointly-owned investments in order to reduce the carrying values of our jointly-owned investments in properties to their estimated fair values, due to a tenant giving notice that it will not renew its lease and a decline in market conditions. The investments were consolidated by CPA®:15 prior to the WPC/CPA®:15 Merger. As part of the WPC/CPA®:15 Merger, all of CPA®:15's assets were valued by a third party (Note 7).

2011 — During 2011, we recognized an other-than-temporary impairment charge of $3.8 million on a jointly-owned investment in order to reduce the carrying values of several properties held by the jointly-owned investment to their estimated fair values based on a potential sale of the properties, which was ultimately consummated.

2010 — During 2010, we recognized other-than-temporary impairment charges totaling $1.0 million on two jointly-owned investments to reflect declines in the estimated fair values of each jointly-owned investments' underlying net assets in comparison with the carrying values of our interests.

Properties Sold

For further details about properties sold, refer to Note 17.

2012 — During 2012, we recognized impairment charges of $10.2 million on several properties in order to reduce their carrying values to their estimated fair values based on potential sales of the properties, which were ultimately consummated. The results of operations for these properties are included in (Loss) income from discontinued operations, net of tax in the consolidated financial statements.

2011 — During 2011, we recognized impairment charges totaling $13.8 million, inclusive of amounts attributable to noncontrolling interests of less than $0.1 million, on several properties in order to reduce their carrying values to their estimated fair values based on the tenants filing for bankruptcy. These impairment charges included $12.4 million incurred in connection with several properties formerly leased to International Aluminum Corp. In August 2011, we suspended debt service payments on the related non-recourse mortgage loan and the court appointed a receiver to take possession of the properties. As we no longer had control over the activities that most significantly impacted the economic performance of this subsidiary following possession by the receiver, we deconsolidated the subsidiary during the third quarter of 2011 and, under accounting guidance that existed at that time, recognized a gain on deconsolidation of $1.2 million. The results of operations for these properties are included in (Loss) income from discontinued operations, net of tax in the consolidated financial statements.

2010 — During 2010, we recognized impairment charges totaling $0.2 million on several properties accounted for as Net investments in direct financing leases in connection with other-than-temporary declines in the estimated fair value of the properties' residual values. The results of operations for the properties are included in (Loss) income from discontinued operations, net of tax in the consolidated financial statements.